Organization and Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 1,500	$ 1,300	$ 1,200
Provision Charged to Expense	1,122	511	385
Amounts Written Off	472	311	285
Balance, End of Year	$ 2,150	$ 1,500	$ 1,300